Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	$ 64,435	$ (327,814)	$ (375,545)
Equity	3,063,627	3,047,213	3,389,236	$ 3,762,125
Previous GAAP [member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(118,127)	(1,191,319)	(252,159)
Equity	1,759,039	1,928,321
Previous GAAP [member] | Asset retirement obligation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(35,911)	(6,210)	(6,041)
Equity	116,458	152,369
Effect of transition to IFRSs [member] | Stripping activity asset [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(6,360)	22,156	18,868
Equity	34,709	41,069
Effect of transition to IFRSs [member] | Inventorie [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	17,169	(36,076)	(20,903)
Equity	(13,120)	(30,289)
Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	(2,790)
Effect of transition to IFRSs [member] | Deferred income tax of reconciliation items [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	0	0	(43,441)
Effect of transition to IFRSs [member] | Others [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(1,100)	(137)	(2,008)
Equity	(3,333)	(4,639)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	349,881,000	340,907,000	33,284,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	(140,435)	(63,074)	(99,326)
Sociedad Minera Cerro Verde S.A.A. [Member] | Inventorie [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	(78,744)	(49,940)	(30,698)
Sociedad Minera Cerro Verde S.A.A. [Member] | Asset retirement obligation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	422	(440)	(1,862)
Sociedad Minera Cerro Verde S.A.A. [Member] | Deferred workers' profit participation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	5,216	(27,133)	(8,126)
Sociedad Minera Cerro Verde S.A.A. [Member] | Deferred income tax of reconciliation items [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	68,257	43,728	38,715
Sociedad Minera Cerro Verde S.A.A. [Member] | Others [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Equity	(308)	(283)	(399)
Sociedad Minera Cerro Verde S.A.A. [Member] | Previous GAAP [member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	301,431	345,461	4,097
Equity	5,043,570	4,742,139	4,396,678
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	349,881	340,907	33,284
Equity	5,189,162	4,839,281	4,498,374
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Stripping activity asset [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(77,361)	36,252	(45,168)
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Inventorie [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	(28,804)	(19,242)	12,573
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Asset retirement obligation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	862	1,422	379
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	32,349	(19,007)	(6,225)
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Deferred income tax of reconciliation items [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	24,529	5,013	9,470
Sociedad Minera Cerro Verde S.A.A. [Member] | Effect of transition to IFRSs [member] | Others [Member]
Disclosure of Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	$ (25)	$ 116	$ (216)